LONG-TERM DEBT AND CREDIT FACILITIES (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Long-term debt
Notional amount	$ 2,608.4
Deferred Financing Costs	(15.5)
Carrying Amount	2,592.9	$ 1,629.9
Fair Value	2,575.7	1,832.7
Senior notes
Long-term debt
Notional amount	1,248.4
Deferred Financing Costs	(5.0)
Carrying Amount	1,243.4	1,241.9
Fair Value	$ 1,215.7	$ 1,432.7
Senior notes | Minimum
Long-term debt
Interest rate (as a percent)	4.50%	4.50%
Senior notes | Maximum
Long-term debt
Interest rate (as a percent)	6.875%	6.875%
Revolving credit facility.
Long-term debt
Notional amount	$ 200.0
Carrying Amount	200.0	$ 200.0
Fair Value	$ 200.0	$ 200.0
Interest rate (as a percent)	1.45%	1.45%
Term Loan
Long-term debt
Notional amount	$ 1,000.0
Deferred Financing Costs	(1.8)
Carrying Amount	998.2
Fair Value	$ 1,000.0
Interest rate (as a percent)	1.25%	1.25%
Tasiast Mauritanie Ltd. S.A.
Long-term debt
Notional amount	$ 160.0
Deferred Financing Costs	(8.7)
Carrying Amount	151.3	$ 188.0
Fair Value	$ 160.0	$ 200.0
Interest rate (as a percent)	4.38%	4.38%
Less: current portion
Long-term debt
Notional amount	$ 36.0
Carrying Amount	36.0	$ 40.0
Long-term debt and credit facility
Long-term debt
Notional amount	2,572.4
Deferred Financing Costs	(15.5)
Carrying Amount	2,556.9	1,589.9
Fair Value	$ 2,575.7	$ 1,832.7